DEBT - Schedule of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Total debt, net deferred finance charges	$ 1,272,350	$ 1,371,034
Less: Current portion of long-term debt due to third parties, net of deferred finance charges	(75,451)	(118,850)
Long-term debt, net of deferred finance charges	$ 1,196,899	$ 1,252,184